Fair Value of Financial Instruments and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following tables are the fair values of financial instruments not carried at fair value in
 our Consolidated Balance Sheet.

(Canadian $ in millions)					2020
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities (1)
Amortized cost	48,466	49,009	18,831	30,178	–

Loans (1)
Residential mortgages	126,882	128,815	–	128,815	–
Consumer instalment and other personal	69,480	70,192	–	70,192	–
Credit cards	7,556	7,556	–	7,556	–
Business and government (2)	238,239	239,929	–	239,929	–
	442,157	446,492	–	446,492	–

Deposits (3)	640,961	643,156	–	643,156	–
Securitization and structured entities’ liabilities	26,889	27,506	–	27,506	–
Subordinated debt	8,416	8,727	–	8,727	–

(1)	Carrying value is net of allowance.
(2)	Excludes $2,890 million of loans classified as FVTPL and $51 million of loans classified as FVOCI.
(3)	Excludes $18,073 million of structured note liabilities designated at FVTPL.

This table excludes certain financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(Canadian $ in millions)					2019
	Carrying value	Fair value	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)
Securities (1)
Amortized cost	24,472	24,622	13,612	11,010	–

Loans (1)
Residential mortgages	123,676	124,093	–	124,093	–
Consumer instalment and other personal	67,200	67,516	–	67,516	–
Credit cards	8,623	8,623	–	8,623	–
Business and government (2)	224,442	225,145	–	225,145	–
	423,941	425,377	–	425,377	–

Deposits (3)	552,314	553,444	–	553,444	–
Securitization and structured entities’ liabilities	27,159	27,342	–	27,342	–
Subordinated debt	6,995	7,223	–	7,223	–

(1)	Carrying value is net of allowance.
(2)	Excludes $2,156 million of loans classified as FVTPL and $22 million of loans classified as FVOCI.
(3)	Excludes $15,829 million of structured note liabilities designated at FVTPL.

This table excludes certain financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2020							2019
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	6,529	4,371	–	10,900	6,959	1,371	–	8,330
Canadian provincial and municipal governments	1,868	6,467	–	8,335	3,871	3,656	–	7,527
U.S. federal government	5,702	2,716	–	8,418	8,001	762	–	8,763
U.S. states, municipalities and agencies	16	487	–	503	48	626	–	674
Other governments	1,021	1,495	–	2,516	888	697	–	1,585
NHA MBS and U.S. agency MBS and CMO	7	11,487	803	12,297	14	10,494	538	11,046
Corporate debt	3,767	7,274	–	11,041	2,620	5,091	7	7,718
Trading loans	–	67	–	67	–	103	–	103
Corporate equity	43,757	–	–	43,757	40,155	2	–	40,157
	62,667	34,364	803	97,834	62,556	22,802	545	85,903
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	452	149	–	601	410	107	–	517
Canadian provincial and municipal governments	180	1,249	–	1,429	364	915	–	1,279
U.S. federal government	–	44	–	44	–	48	–	48
Other governments	–	94	–	94	–	49	–	49
NHA MBS and U.S. agency MBS and CMO	–	3	–	3	–	5	–	5
Corporate debt	70	7,827	–	7,897	146	8,071	–	8,217
Corporate equity	1,587	10	1,903	3,500	1,536	69	1,984	3,589
	2,289	9,376	1,903	13,568	2,456	9,264	1,984	13,704
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	20,765	1,685	–	22,450	11,168	776	–	11,944
Canadian provincial and municipal governments	2,604	2,143	–	4,747	3,798	2,214	–	6,012
U.S. federal government	14,852	2,842	–	17,694	15,068	907	–	15,975
U.S. states, municipalities and agencies	8	5,267	1	5,276	1	4,159	1	4,161
Other governments	3,643	3,738	–	7,381	4,396	2,939	–	7,335
NHA MBS and U.S. agency MBS and CMO	–	12,532	–	12,532	–	14,000	–	14,000
Corporate debt	792	2,442	–	3,234	2,205	2,802	–	5,007
Corporate equity	–	–	93	93	–	–	81	81
	42,664	30,649	94	73,407	36,636	27,797	82	64,515
Business and Government Loans	–	996	1,945	2,941	–	442	1,736	2,178
Precious Metals	7,744	–	–	7,744	1,719	–	–	1,719
Fair Value Liabilities
Securities sold but not yet purchased	19,740	9,636	–	29,376	22,393	3,860	–	26,253
Structured note liabilities	–	18,073	–	18,073	–	15,829	–	15,829
Investment contract liabilities	–	1,168	–	1,168	–	1,043	–	1,043
	19,740	28,877	–	48,617	22,393	20,732	–	43,125
Derivative Assets
Interest rate contracts	13	14,916	–	14,929	14	10,443	–	10,457
Foreign exchange contracts	1	10,825	–	10,826	7	9,262	–	9,269
Commodity contracts	123	2,465	–	2,588	329	817	–	1,146
Equity contracts	750	7,711	–	8,461	226	997	–	1,223
Credit default swaps	–	11	–	11	–	49	–	49
	887	35,928	–	36,815	576	21,568	–	22,144
Derivative Liabilities
Interest rate contracts	22	10,871	–	10,893	11	7,943	–	7,954
Foreign exchange contracts	3	10,609	–	10,612	20	10,843	–	10,863
Commodity contracts	350	1,983	–	2,333	218	1,462	–	1,680
Equity contracts	456	6,067	–	6,523	103	2,896	–	2,999
Credit default swaps	–	10	4	14	–	101	1	102
	831	29,540	4	30,375	352	23,245	1	23,598

Significant Unobservable Inputs in Level 3 Instrument Valuations
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumption to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

As at Octobe r 31, 2020 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity (2)	Corporate equity	1,903	Net asset value EV/EBITDA	Net asset value Multiple		na 5x	na 17x
Loans (3)	Business and government loans	1,945	Discounted cash flows	Discount margin		65 bps	141 bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	803	Discounted cash flows	Prepayment rate		6%	62%
			Market Comparable	Comparability Adjustment	(4)	(4.93)	5.74

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $487

million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost, which approximates fair value, and hold to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $3 million.
(4)	Range of input values represents price per security adjustment.
na – not applicable

As at October 31, 2019 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Range of input values (1)
						Low	High
Private equity (2)	Corporate equity	1,984	Net asset value EV/EBITDA	Net asset value Multiple		na 5x	na 16x
Loans (3)	Business and government loans	1,736	Discounted cash flows	Discount margin		70 bps	115 bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	538	Discounted cash flows	Prepayment rate		2%	30%
			Market Comparable	Comparability Adjustment	(4)	(5.91)	8.57

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $829 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost, which approximates fair value, and hold to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $3 million.
(4)	Range of input values represents price per security adjustment.
na – not applicable

Summary of significant transfers between level 1 and level 2
The following table presents significant transfers between Level 1 and Level 2 for the years ended October 31, 2020 and October 31, 2019.

(Canadian $ in millions)		2020		2019
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	6,582	5,930	5,831	7,985
FVTPL Securities	667	334	715	808
FVOCI Securities	12,193	13,425	11,014	7,309
Securities sold but not yet purchased	7,781	3,871	9,973	7,898

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments during the years ended October 31, 2020 and 2019, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value
For the year ended October 31, 2020 (Canadian $ in millions)	Balance October 31, 2019	Included in earnings	Included in other compre- hensive income (1)	Purchases/ Issuances	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(351)	9	1,338	(715)	–	225	(241)	803	(232)
Corporate debt	7	10	(2)	50	(68)	–	3	–	–	(1)
Total trading securities	545	(341)	7	1,388	(783)	–	228	(241)	803	(233)
FVTPL Securities
Corporate equity	1,984	4	17	356	(459)	–	1	–	1,903	35
Total FVTPL securities	1,984	4	17	356	(459)	–	1	–	1,903	35
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	81	–	1	11	–	–	–	–	93	na
Total FVOCI securities	82	–	1	11	–	–	–	–	94	na
Business and Government Loans	1,736	(3)	156	1,803	–	(1,747)	–	–	1,945	–
Fair Value Liabilities
Securities sold but not yet purchased	–	–	–	–	–	–	–	–	–	–
Total fair value liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Equity contracts	–	–	–	–	–	–	–	–	–	–
Credit default swaps	1	–	–	–	–	–	4	(1)	4	–
Total derivative liabilities	1	–	–	–	–	–	4	(1)	4	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on FVTPL securities still held on October 31, 2020 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by

(losses) gains
on

economic
hedge contracts.
na – not applicable

		Change in fair value
For the year ended October 31, 2019 (Canadian $ in millions)	Balance October 31, 2018	Included in earnings	Included in other compre- hensive income (1)	Purchases/ Issuances	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2019	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	255	(46)	1	654	(399)	–	159	(86)	538	(16)
Corporate debt	7	–	–	44	(43)	–	–	(1)	7	–
Total trading securities	262	(46)	1	698	(442)	–	159	(87)	545	(16)
FVTPL Securities
Corporate equity	1,825	21	(2)	421	(280)	(1)	–	–	1,984	58
Total FVTPL securities	1,825	21	(2)	421	(280)	(1)	–	–	1,984	58
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	–	–	–	–	–	–	–	1	na
Corporate equity	62	–	2	17	–	–	–	–	81	na
Total FVOCI securities	63	–	2	17	–	–	–	–	82	na
Business and Government Loans	1,450	7	8	1,410	–	(1,139)	–	–	1,736	–
Fair Value Liabilities
Securities sold but not yet purchased	–	–	–	(7)	7	–	–	–	–	na
Total fair value liabilities	–	–	–	(7)	7	–	–	–	–	–
Derivative Liabilities
Equity contracts	1	–	–	–	–	–	–	(1)	–	–
Credit default swaps	1	–	–	–	–	–	1	(1)	1	–
Total derivative liabilities	2	–	–	–	–	–	1	(2)	1	–

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on trading securities, derivative assets and derivative liabilities still held on October 31, 2019 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic
hedge contracts.
na – not applicable

Summary Of Trading Revenue	Net interest income arises from interest and dividends related to trading assets and liabilities and is reported net of interest expense associated with funding these assets and liabilities in the following table.

(Canadian $ in millions)	2020	2019	2018
Interest rates	1,199	700	437
Foreign exchange	474	401	377
Equities	(32)	269	449
Commodities	271	145	63
Other	34	6	95
Total trading revenue	1,946	1,521	1,421
Reported as:
Net interest income	1,931	1,223	716
Non-interest revenue – trading revenue	15	298	705
Total trading revenue	1,946	1,521	1,421